STOCKHOLDER'S EQUITY (Details Narrative5) (USD $)	0 Months Ended
Sep. 30, 2011
Stockholders Equity Details Narrative5
Cancellation of shares, stock splits	22,510,919
Numbers of remaining shares of Bullfrog Gold's pre-merger	11,000,000
Number of prior merger shares available for resale categories under public float	9,000,000
Pre-merger liabilities	$ 13,383
Collection of proceeds from a Standard Gold note payable	201,363
Reduction in additional paid-in-capital (Pre-merger liabilities + Proceeds notes payable)	$ 214,746